Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

The Group’s other non-current assets comprised of the following:

	As of December 31,
	2025	2024
Rental deposit(i)	$246,240	$263,250
	$246,240	$263,250

(i)      On November 13, 2023, PAPA Health entered into a three-year warehouse lease agreement with a third-party, The Mugica Descendants Trust, pursuant to which PAPA Health was entitled to lease a warehouse space with a rental deposit of US$246,240 for business operation purposes. This operating lease has been resulted in ROU assets and lease liabilities which were disclosed in Note 7 Lease.